Goodwill and Intangible Assets (Tables)	3 Months Ended
Mar. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in goodwill
The following table reflects the changes in goodwill for the years ended December 31, 2017, December 31, 2018 and the three months ended March 31, 2019 (unaudited):

(in thousands)
Balance at December 31, 2016	$3,533,390
Acquisitions	17,121
Foreign currency translation and other adjustments	145,129
Balance at December 31, 2017	3,695,640
Acquisitions	43,746
Foreign currency translation and other adjustments	(55,425)
Balance at December 31, 2018	3,683,961
Foreign currency translation and other adjustments (unaudited)	(22,167)
Balance at March 31, 2019 (unaudited)	$3,661,794

Intangible assets
Intangible assets consisted of the following at December 31, 2017 and 2018:

	December 31, 2017			December 31, 2018
	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net

	(in thousands)
Developed product technologies	$1,006,454	$(324,196)	$682,258	$1,006,999	$(494,459)	$512,540
Customer relationships	546,207	(118,930)	427,277	541,717	(181,902)	359,815
Intellectual property	547	(59)	488	829	(129)	700
Trademarks	85,257	(1,075)	84,182	84,462	(1,256)	83,206
Customer backlog	6,200	(5,906)	294	—	—	—
Total intangible assets	$1,644,665	$(450,166)	$1,194,499	$1,634,007	$(677,746)	$956,261
Intangible assets consisted of the following at March 31, 2019 (unaudited):

	March 31, 2019
	Gross Carrying Amount	Accumulated Amortization	Net

	(in thousands)
	(unaudited)
Developed product technologies	$1,002,377	$(536,082)	$466,295
Customer relationships	540,211	(198,007)	342,204
Intellectual property	874	(151)	723
Trademarks	84,056	(1,320)	82,736
Total intangible assets	$1,627,518	$(735,560)	$891,958

Intangible asset amortization expense
Amortization of acquired technologies. Amortization of acquired technologies included in cost of revenue relate to our licensed products and subscription products as follows:

	Predecessor	Successor			Successor
	Period From January 1 Through February 4,	Period From February 5 Through December 31,	Year Ended December 31,		Three Months Ended March 31,
	2016	2016	2017	2018	2018	2019

		(in thousands)			(unaudited)
Amortization of acquired license technologies	$1,455	$124,259	$142,417	$144,857	$36,608	$35,837
Amortization of acquired subscription technologies	731	23,258	28,616	31,134	7,711	7,980
Total amortization of acquired technologies	$2,186	$147,517	$171,033	$175,991	$44,319	$43,817
Intangible asset amortization expense was as follows:

	Predecessor	Successor			Successor
	Period From January 1 Through February 4,	Period From February 5 Through December 31,	Year Ended December 31,		Three Months Ended March 31,
	2016	2016	2017	2018	2018	2019

		(in thousands)			(unaudited)
Intangible asset amortization expense	$3,119	$206,086	$238,156	$242,849	$61,462	$60,341

Estimated intangible asset amortization expense	As of December 31, 2018, we estimate aggregate intangible asset amortization expense to be as follows:

Estimated Amortization
(in thousands)
2019	$237,461
2020	235,116
2021	205,196
2022	67,497
2023	42,694